Investment in Equity Method Investee	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Method Investee
7. Investment in equity method investee
On October 17, 2016, the Company made a commitment to invest RMB 190 million in cash for 45.9%
of the equity interest in Ganzhou QuCampus Technology Co., Ltd (“Ganzhou QuCampus”) which mainly operates computer services, advisory, and online merchandise services. As the Company has significant influence over Ganzhou QuCampus, Ganzhou QuCampus was accounted for as an equity method investment. The Company’s share of loss in Ganzhou QuCampus for the years ended December 31, 2018, 2019 and 2020 was

RMB
11

million,

RMB
3
million and

RMB
3
million
(US$
0.5

million), respectively, which was recognized in the consolidated statements of comprehensive income. Due to the impact of COVID-19, Ganzhou QuCampus ceased operations and the company recognized an impairment of
RMB
20

million
(US$
3
million).
On June 3, 2020, the Company agreed to acquire up to 10,204,082 Class A ordinary shares of Secoo Holding Limited for a
price of US$ 9.80 per Class A ordinary share. The total aggregate purchase price was US$ 100 million.
Secoo Holding Limited operates an
 integrated online and offline platform that sells
high-end
lifestyle products and services and its American depositary shares (“ADS”) are listed on the NASDAQ under the code “SECO”. Two ADS’ represents one Class A ordinary share. The transaction was closed on June 17, 2020. The Company determined that it has significant influence of SECO
.
T
he aggregate Class A ordinary shares purchased by the Company represented 28.89% of the total ordinary shares, and
 the Company’s Vice President, Ms. Qi Zhu, was appointed to SECO’s Board. The Company elected to measure SECO at fair value. Changes in fair value of RMB 366,344,810 (US$ 56,144,798) was recorded through the consolidated statement of comprehensive income. The fair value of SECO was
RMB 306,275,523 (US$ 46,938,777) as of December 31, 2020 based on the last quoted share price.
S-X 4-08(g) disclosures are not presented because SECO’s summarized financial information are unavailable when the Company’s financial statements are issued.